Expense Example (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	$ 64
3 YEAR,	96
5 YEAR,	130
10 YEAR,	231
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	85
3 YEAR,	159
5 YEAR,	241
10 YEAR,	482
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	102
3 YEAR,	213
5 YEAR,	335
10 YEAR,	690
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example
1 YEAR,	178
3 YEAR,	240
5 YEAR,	309
10 YEAR,	509
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	72
3 YEAR,	118
5 YEAR,	169
10 YEAR,	319
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example
1 YEAR,	204
3 YEAR,	319
5 YEAR,	445
10 YEAR,	814
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	87
3 YEAR,	166
5 YEAR,	252
10 YEAR,	506
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	82
3 YEAR,	150
5 YEAR,	225
10 YEAR,	444
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	61
3 YEAR,	86
5 YEAR,	113
10 YEAR,	193
Vanguard Emerging Markets Stock Index Fund - Admiral Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	72
3 YEAR,	118
5 YEAR,	169
10 YEAR,	$ 319